THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M
Lincoln Momentum VULONE, Lincoln Momentum VULONE 2005, Lincoln Momentum VULONE 2007,
Lincoln VULCV-III,  Lincoln VULDB-II
Lincoln Life Flexible Premium Variable Life Account R
Lincoln Momentum SVULONE, Lincoln Momentum SVULONE 2007, Lincoln SVUL-III
Lincoln Life Flexible Premium Variable Life Account S
Lincoln Corporate Variable 4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Lincoln Momentum VULONE 2005, Lincoln VULCV-III, Lincoln VULCV-IV, Lincoln VULDB-II, Lincoln VULDB-IV
LLANY Separate Account R for Flexible Premium Variable Life Insurance
Lincoln PreservationEdge® SVUL, Lincoln SVUL-IV, Lincoln SVUL-III
LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Corporate Variable 4

Supplement dated May 1, 2026 to the Prospectus

The following information is an update to your last effective prospectus, as supplemented.
This Supplement outlines important information changes to the investment options under your flexible premium variable life insurance contract. All other provisions outlined in your variable life insurance prospectus, as supplemented, remain unchanged.
The Board of Directors of M Fund, Inc. determined that the following target funds will be moved from a smaller, proprietary mutual fund complex to a larger, multi-series “turn-key” mutual fund complex, Northern Lights Fund Trust II (“NLFT II”). As a result, the M Fund Board has agreed to reorganize the following funds into NLFT II.
M Funds, Inc. (Target Funds)	Northern Lights Fund Trust II (Acquiring Funds)
M Capital Appreciation Fund	M Capital Appreciation Fund
M International Equity Fund	M International Equity Fund
M Large Cap Growth Fund	M Large Cap Growth Fund
M Large Cap Value Fund	M Large Cap Value Fund

For complete details relating to the acquiring funds, including fees and expenses, please refer to the fund’s prospectus.
You can obtain additional information by contacting your registered representative, online at www.lfg.com/vulprospectus, or by sending an email to CustServSupportTeam@lfg.com.
Please retain this Supplement for future reference.